Summary of Activity for Nonvested Restricted Shares (Detail) - Non Vested Restricted Stock - $ / shares shares in Thousands	12 Months Ended
May. 31, 2015
Weighted Average Grant-Date Fair Value
Beginning balance	$ 24.24
Granted	44.29
Vested	22.13
Forfeited	27.60
Ending balance	$ 28.75
Shares
Beginning Balance	3,060
Granted	605
Vested	(664)
Forfeited	(7)
Ending Balance	2,994